Expense Example {- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund AMCIZ PRO-11 - Fidelity Real Estate Income Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Real Estate Income Fund: Class A
Expense Example:
1 year	$ 499
3 years	709
5 years	936
10 years	1,587
Fidelity Advisor Real Estate Income Fund: Class M
Expense Example:
1 year	501
3 years	715
5 years	946
10 years	1,609
Fidelity Advisor Real Estate Income Fund: Class C
Expense Example:
1 year	279
3 years	554
5 years	954
10 years	2,073
Fidelity Advisor Real Estate Income Fund: Class I
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Fidelity Advisor Real Estate Income Fund: Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774